Related party transactions - Schedule of Key Management Personnel Compensation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	$ 4,472,059	$ 2,735,600
Long-term employee benefits	1,549	99,059
Post-employment benefits	48,410	30,720
Share based payments	4,224,739	7,237,185
Key management personnel compensation	$ 8,746,757	$ 10,102,564